Consolidated Investment Entities - Fair Value Measurements for Level 3 Assets and Liabilities (Details) (Assets measured on recurring basis, Level 3, USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value, beginning balance		$ 16.1	[1]	$ 16.1	[1]
Purchases		14.8	[1]
Sales		(8.3)	[1]
Gains (Losses) Included in the Condensed Consolidated Statement of Operations		0.3	[1]
Assets, Fair Value, ending balance		23.1	[1]
Consolidated investment entities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value, beginning balance	2,931.2	2,860.3		2,860.3		2,255.3
Deconsolidation						(27.1)
Purchases	65.9	100.9		389.8		1,630.8
Sales	(0.6)	(17.0)		(601.1)		(1,459.5)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(15.8)	6.4		282.2		460.8
Assets, Fair Value, ending balance	2,980.7	2,950.6		2,931.2		2,860.3
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)		(2,057.1)		(1,627.6)
Deconsolidation						0
Purchases	(612.9)	(362.0)		(1,603.6)		(404.0)
Sales	0.9	0.5		4.4		1.0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(6.7)	(73.1)		(173.1)		(26.5)
Liabilities, Fair Value, ending balance	(4,448.1)	(2,491.7)		(3,829.4)		(2,057.1)
Consolidated investment entities | VIEs | Collateralized Debt Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)		(2,057.1)		(1,627.6)
Deconsolidation						0
Purchases	(612.9)	(362.0)		(1,603.6)		(404.0)
Sales	0.9	0.5		4.4		1.0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(6.7)	(73.1)		(173.1)		(26.5)
Liabilities, Fair Value, ending balance	(4,448.1)	(2,491.7)		(3,829.4)		(2,057.1)
Consolidated investment entities | VOEs | Limited partnerships
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets, Fair Value, beginning balance	2,931.2	2,860.3		2,860.3		2,255.3
Deconsolidation						(27.1)
Purchases	65.9	100.9		389.8		1,630.8
Sales	(0.6)	(17.0)		(601.1)		(1,459.5)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(15.8)	6.4		282.2		460.8
Assets, Fair Value, ending balance	$ 2,980.7	$ 2,950.6		$ 2,931.2		$ 2,860.3

[1]	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.